SCHEDULE OF WARRANT RESERVE (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Warrant Liabilities And Warrant Reserve
At beginning of year
Cashless exercise of warrants		73,930
At end of year	$ 56,037	$ 73,930